Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2024
Net Fee And Commission Income [Abstract]
Schedule of fee and commission income

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m

Fee and commission income:
Current accounts	312	308
Credit and debit card fees	629	614
Commercial banking and treasury fees	92	93
Factoring	35	39
Other fees and commissions	118	142
Total fee and commission income	1,186	1,196
Fee and commission expense	(883)	(550)
Net fee and commission income	303	646